Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Acquired through business combination	$ 40,371
Additions	1,943
Released	(1,499)
Accretion	1,028
Movements from foreign exchange impact	(65)
Net book value 31 December 2023	41,778
Current	13,273
Non-current	28,505
Employee Entitlements
Disclosure of other provisions [line items]
Acquired through business combination	12,244
Additions	1,943
Movements from foreign exchange impact	(146)
Net book value 31 December 2023	14,041
Current	13,220
Non-current	821
Rehabilitation Costs
Disclosure of other provisions [line items]
Acquired through business combination	25,346
Released	(1,499)
Accretion	1,028
Movements from foreign exchange impact	81
Net book value 31 December 2023	24,956
Non-current	$ 24,956
Rehabilitation period	3 years
Property holding costs period	10 years
Percentage currency denominated in Australian dollars for calculating the discount rate applied in calculating the restoration and rehabilitation provision	100.00%
Discount rate for provisions	1.47%	0.00%
Other
Disclosure of other provisions [line items]
Acquired through business combination	$ 2,781
Net book value 31 December 2023	2,781
Current	53
Non-current	$ 2,728